11. Related parties (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Base salary		R$ 71,580	R$ 55,179	R$ 37,661
Variable compensation		12,943	15,083	26,813
Stock option plan		17,962	29,267	24,405
Total compensation		R$ 102,485	R$ 99,529	R$ 88,879
Percent share-based payment over the total compensation		17.50%	29.40%	27.50%
Board Of Directors [Member]
Disclosure of transactions between related parties [line items]
Base salary	[1]	R$ 38,207	R$ 12,256	R$ 5,797
Variable compensation	[1]
Stock option plan	[1]	2,366
Total compensation	[1]	40,573	12,256	5,797
Executive Officers [Member]
Disclosure of transactions between related parties [line items]
Base salary		33,373	42,695	31,408
Variable compensation		12,943	15,083	26,813
Stock option plan		15,596	29,267	24,405
Total compensation		61,912	87,045	82,626
Fiscal Council [Member]
Disclosure of transactions between related parties [line items]
Base salary			228	456
Variable compensation
Stock option plan
Total compensation			R$ 228	R$ 456

[1]	Includes the compensation of the Board of Directors' advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).